SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset, gross
Less: Valuation allowance
Net deferred tax asset
Freight App Inc [Member]
Accrued expenses	214,397	9,456
Fixed and intangible assets	(75,900)	(93,694)
Allowance for doubtful accounts	16,678
Warrant amortization	96,165
Net operating loss - Federal	4,648,504	2,707,117
Net operating loss - States	134,113	115,798
Deferred tax asset, gross	5,033,957	2,738,677
Less: Valuation allowance	(5,033,957)	(2,738,677)
Net deferred tax asset